Derivative Instruments - Additional Information (Detail)	12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Toledo Spirit time-charter derivative [Member] USD ($)	Dec. 31, 2012 Toledo Spirit time-charter derivative [Member] USD ($)	Dec. 31, 2013 Cross currency swap agreement [Member] USD ($)	Dec. 31, 2012 Cross currency swap agreement [Member] USD ($)	Dec. 31, 2013 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	May 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	Sep. 03, 2013 Norwegian Kroner denominated bonds due September 2018 [Member] NOK
Derivative [Line Items]
Senior unsecured bond issued								700,000,000	700,000,000	900,000,000
Fair Value /Carrying Amount of Assets	81,100,000
Fair Value /Carrying Amount of Liability	165,600,000
Derivative fair value assets, net				6,300,000	1,100,000
Unrealized losses on derivatives	(16,019,000)	(8,923,000)	10,221,000			(15,400,000)	(2,700,000)
Realized gains (losses) on derivatives						$ (300,000)	$ 300,000